UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Michael W. Stockton

American Mutual Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Mutual Fund®
Investment portfolio
July 31, 2016
unaudited
Common stocks 88.01% Energy 6.95%	Shares	Value (000)
BP PLC (ADR)	1,086,577	$37,378
Canadian Natural Resources, Ltd.	4,908,000	148,633
Chevron Corp.	4,257,400	436,298
ConocoPhillips	8,376,400	341,925
Devon Energy Corp.	993,600	38,035
Enbridge Inc.	6,082,238	250,163
EOG Resources, Inc.	1,413,500	115,483
Exxon Mobil Corp.	4,265,500	379,416
Halliburton Co.	317,000	13,840
Inter Pipeline Ltd.	1,302,900	27,223
Royal Dutch Shell PLC, Class A (ADR)	4,007,184	207,532
Royal Dutch Shell PLC, Class B (ADR)	1,610,600	87,311
Schlumberger Ltd.	2,910,000	234,313
Spectra Energy Corp	5,625,500	202,349
Suncor Energy Inc.	8,320,310	223,931
		2,743,830
Materials 3.53%
Agrium Inc.	2,795,000	253,674
Barrick Gold Corp.	1,200,000	26,232
CRH PLC (ADR)	1,089,059	33,499
Dow Chemical Co.	1,831,137	98,277
E.I. du Pont de Nemours and Co.	690,000	47,727
Freeport-McMoRan Inc.	1,157,700	15,004
International Flavors & Fragrances Inc.	1,238,249	164,997
Monsanto Co.	2,392,900	255,490
Mosaic Co.	2,400,500	64,813
Nucor Corp.	1,099,600	58,983
Potash Corp. of Saskatchewan Inc.	3,036,800	47,374
Praxair, Inc.	2,809,924	327,469
		1,393,539
Industrials 12.82%
3M Co.	555,800	99,132
Boeing Co.	4,342,900	580,472
Canadian National Railway Co.	1,225,000	77,432
Caterpillar Inc.	306,000	25,325
CSX Corp.	8,095,493	229,345
Cummins Inc.	1,028,399	126,257
Eaton Corp. PLC	605,000	38,363
Emerson Electric Co.	2,446,850	136,779
Fortive Corp.[1]	650,000	31,336
General Dynamics Corp.	1,722,164	252,969
General Electric Co.	19,537,685	608,403
Illinois Tool Works Inc.	2,050,000	236,570
Lockheed Martin Corp.	2,516,560	636,010
Norfolk Southern Corp.	4,428,100	397,555
American Mutual Fund — Page 1 of 8

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Northrop Grumman Corp.	243,700	$52,793
Republic Services, Inc.	2,836,300	145,389
Rockwell Automation	617,500	70,642
Rockwell Collins, Inc.	147,000	12,439
Union Pacific Corp.	4,616,264	429,543
United Parcel Service, Inc., Class B	876,000	94,696
United Technologies Corp.	1,876,174	201,970
Waste Management, Inc.	8,718,100	576,441
		5,059,861
Consumer discretionary 7.33%
Carnival Corp., units	5,909,200	276,078
Comcast Corp., Class A	5,804,000	390,319
Hasbro, Inc.	1,948,788	158,300
Home Depot, Inc.	3,438,250	475,304
Johnson Controls, Inc.	2,662,580	122,266
McDonald’s Corp.	3,354,000	394,598
Newell Rubbermaid Inc.	7,198,200	377,618
Omnicom Group Inc.	1,400,000	115,206
Ross Stores, Inc.	757,000	46,805
Scripps Networks Interactive, Inc., Class A	598,000	39,504
Starbucks Corp.	1,338,700	77,711
Time Warner Inc.	1,851,436	141,912
Viacom Inc., Class B	2,190,600	99,607
Walt Disney Co.	200,000	19,190
Whirlpool Corp.	225,000	43,281
Williams-Sonoma, Inc.	2,163,000	116,975
		2,894,674
Consumer staples 7.52%
Coca-Cola Co.	14,689,900	640,920
Colgate-Palmolive Co.	994,200	73,998
ConAgra Foods, Inc.	2,528,550	118,235
Costco Wholesale Corp.	889,300	148,709
CVS Health Corp.	1,045,000	96,892
General Mills, Inc.	3,000,000	215,670
Kellogg Co.	1,539,423	127,326
Kimberly-Clark Corp.	1,000,000	129,550
Kraft Heinz Co.	2,292,000	198,006
Kroger Co.	950,000	32,481
Mead Johnson Nutrition Co.	557,000	49,684
Mondelez International, Inc.	3,703,900	162,898
Nestlé SA (ADR)	584,500	46,894
PepsiCo, Inc.	1,235,769	134,600
Procter & Gamble Co.	7,473,400	639,648
Reckitt Benckiser Group PLC (ADR)	1,382,000	27,212
Unilever PLC (ADR)	2,736,300	128,086
		2,970,809
Health care 14.63%
Abbott Laboratories	1,242,000	55,580
AbbVie Inc.	16,814,400	1,113,618
Aetna Inc.	1,568,400	180,695
AmerisourceBergen Corp.	432,000	36,802
Amgen Inc.	7,264,272	1,249,673
American Mutual Fund — Page 2 of 8

unaudited
Common stocks Health care (continued)	Shares	Value (000)
AstraZeneca PLC (ADR)	7,741,999	$264,312
Cardinal Health, Inc.	1,055,000	88,198
Danaher Corp.	1,300,000	105,872
Eli Lilly and Co.	2,699,300	223,745
GlaxoSmithKline PLC	3,400,000	75,955
Johnson & Johnson	3,395,300	425,193
McKesson Corp.	214,000	41,636
Medtronic PLC	6,698,500	586,990
Merck & Co., Inc.	4,736,485	277,842
Novartis AG (ADR)	3,014,000	250,946
Pfizer Inc.	8,223,200	303,354
Quest Diagnostics Inc.	1,590,000	137,312
Roche Holding AG (ADR)	1,540,000	49,419
St. Jude Medical, Inc.	323,100	26,830
Stryker Corp.	1,563,840	181,843
UnitedHealth Group Inc.	700,000	100,240
		5,776,055
Financials 11.41%
Aon PLC, Class A	1,852,000	198,294
Arthur J. Gallagher & Co.	1,493,131	73,447
Bank of Montreal	2,218,926	142,246
Bank of New York Mellon Corp.	3,643,000	143,534
BB&T Corp.	5,100,000	188,037
Berkshire Hathaway Inc., Class B1	150,000	21,641
Capital One Financial Corp.	1,500,000	100,620
Chubb Ltd.	1,785,400	223,639
CME Group Inc., Class A	1,721,000	175,955
Crown Castle International Corp.	3,502,000	339,799
Discover Financial Services	1,944,200	110,508
Intercontinental Exchange, Inc.	542,918	143,439
Invesco Ltd.	3,761,300	109,755
JPMorgan Chase & Co.	5,576,197	356,709
Marsh & McLennan Companies, Inc.	4,296,394	282,488
Moody’s Corp.	138,000	14,629
Old Republic International Corp.	2,200,800	42,652
PNC Financial Services Group, Inc.	1,076,000	88,931
Principal Financial Group, Inc.	3,300,000	153,879
Progressive Corp.	3,195,500	103,886
RioCan Real Estate Investment Trust	2,027,203	44,995
Royal Bank of Canada	2,258,000	137,643
S&P Global Inc.	321,643	39,305
Simon Property Group, Inc.	90,000	20,434
State Street Corp.	2,079,700	136,803
Sun Life Financial Inc.	2,560,700	84,452
Toronto-Dominion Bank	1,989,400	86,678
Toronto-Dominion Bank (CAD denominated)	3,000,000	130,717
U.S. Bancorp	4,400,000	185,548
Ventas, Inc.	2,311,500	176,044
Wells Fargo & Co.	9,321,100	447,133
		4,503,840
American Mutual Fund — Page 3 of 8

unaudited
Common stocks Information technology 10.96%	Shares	Value (000)
Accenture PLC, Class A	1,514,000	$170,794
Analog Devices, Inc.	4,466,440	285,093
Apple Inc.	4,181,000	435,702
Automatic Data Processing, Inc.	2,061,800	183,397
Cisco Systems, Inc.	6,200,000	189,286
Hewlett Packard Enterprise Co.	1,180,500	24,814
Hewlett-Packard Co.	1,180,500	16,539
Intel Corp.	10,185,000	355,049
International Business Machines Corp.	1,000,000	160,620
Maxim Integrated Products, Inc.	1,500,000	61,170
Microsoft Corp.	11,986,707	679,407
NetApp, Inc.	2,228,500	58,721
Oracle Corp.	5,012,657	205,719
Paychex, Inc.	1,000,000	59,280
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,925,000	53,477
Texas Instruments Inc.	17,546,644	1,223,878
Visa Inc., Class A	211,500	16,508
Xilinx, Inc.	2,882,200	147,223
		4,326,677
Telecommunication services 6.52%
AT&T Inc.	16,928,000	732,813
BCE Inc.	1,000,000	47,890
TELUS Corp.	4,040,000	135,188
Verizon Communications Inc.	29,946,814	1,659,353
		2,575,244
Utilities 5.43%
American Electric Power Co., Inc.	1,435,000	99,445
Dominion Resources, Inc.	3,000,000	234,060
DTE Energy Co.	765,100	74,612
Duke Energy Corp.	1,388,557	118,847
Exelon Corp.	11,121,885	414,624
PG&E Corp.	5,257,000	336,133
PPL Corp.	2,044,300	77,090
Sempra Energy	5,744,853	642,734
Xcel Energy Inc.	3,365,000	147,993
		2,145,538
Miscellaneous 0.91%
Other common stocks in initial period of acquisition		359,941
Total common stocks (cost: $24,142,367,000)		34,750,008
Preferred securities 0.03% Financials 0.03%
U.S. Bancorp, Series F, 6.50% noncumulative depositary shares	387,000	11,869
Total preferred securities (cost: $10,004,000)		11,869
American Mutual Fund — Page 4 of 8

unaudited
Convertible stocks 0.08% Utilities 0.08%	Shares	Value (000)
Exelon Corp., convertible preferred, units	600,000	$30,030
Total convertible stocks (cost: $30,048,000)		30,030
Bonds, notes & other debt instruments 2.43% U.S. Treasury bonds & notes 1.80% U.S. Treasury 1.80%	Principal amount (000)
U.S. Treasury 1.00% 2017	$60,100	60,367
U.S. Treasury 1.375% 2021	39,665	40,319
U.S. Treasury 1.375% 2021	563,210	572,734
U.S. Treasury 1.875% 2017	39,050	39,578
		712,998
Corporate bonds & notes 0.63% Financials 0.63%
ERP Operating LP 5.75% 2017	3,866	4,021
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	116,654	121,466
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	115,445	122,926
		248,413
Total bonds, notes & other debt instruments (cost: $933,045,000)		961,411
Short-term securities 9.09%
Apple Inc. 0.38%–0.51% due 8/8/2016–9/12/2016[2]	158,550	158,514
CAFCO, LLC 0.60% due 8/25/2016	30,000	29,989
Caterpillar Financial Services Corp. 0.46%–0.48% due 8/4/2016–9/6/2016	90,600	90,582
Chevron Corp. 0.57%–0.80% due 8/5/2016–12/5/2016[2]	131,800	131,596
Ciesco LLC 0.57%–0.64% due 8/1/2016–9/1/2016[2]	100,000	99,974
Citibank, N.A. 0.55% due 8/3/2016	35,000	35,001
Coca-Cola Co. 0.61%–0.68% due 9/7/2016–12/8/2016[2]	140,000	139,800
Estée Lauder Companies Inc. 0.39% due 8/22/2016[2]	20,000	19,995
ExxonMobil Corp. 0.42%–0.43% due 8/1/2016–8/10/2016	100,300	100,295
Fannie Mae 0.38%–0.44% due 9/7/2016–10/6/2016	100,000	99,953
Federal Home Loan Bank 0.32%–0.55% due 8/2/2016–4/13/2017	882,500	881,894
Freddie Mac 0.37%–0.49% due 8/8/2016–1/17/2017	447,000	446,500
General Electric 0.48% due 9/29/2016	50,000	49,965
Honeywell International Inc. 0.54% due 11/18/2016[2]	50,000	49,916
IBM Corp. 0.44% due 9/26/2016[2]	35,000	34,978
Intel Corp. 0.41% due 8/30/2016	24,300	24,292
John Deere Canada ULC 0.44% due 9/1/2016[2]	54,300	54,278
Jupiter Securitization Co., LLC 0.45%–1.00% due 8/25/2016–10/25/2016[2]	75,000	74,936
Microsoft Corp. 0.44%–0.47% due 8/10/2016–10/5/2016[2]	215,300	215,246
PepsiCo Inc. 0.39%–0.40% due 8/10/2016–9/9/2016[2]	130,000	129,966
Pfizer Inc. 0.47%–0.68% due 8/26/2016–12/19/2016[2]	160,800	160,608
Private Export Funding Corp. 0.70% due 12/2/2016[2]	50,000	49,888
Qualcomm Inc. 0.47%–0.49% due 8/3/2016–10/13/2016[2]	102,000	101,947
U.S. Treasury Bills 0.42%–0.46% due 9/1/2016–1/19/2017	255,700	255,497
Wells Fargo Bank, N.A. 0.84%–0.90% due 8/16/2016–12/5/2016	153,000	152,990
Total short-term securities (cost: $3,588,207,000)		3,588,600
Total investment securities 99.64% (cost: $28,703,671,000)		39,341,918
Other assets less liabilities 0.36%		141,971
Net assets 100.00%		$39,483,889
American Mutual Fund — Page 5 of 8

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,371,644,000, which represented 3.47% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
***DO NOT USE*** When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security;
American Mutual Fund — Page 6 of 8

unaudited
contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$2,743,830	$—	$—	$2,743,830
Materials	1,393,539	—	—	1,393,539
Industrials	5,059,861	—	—	5,059,861
Consumer discretionary	2,894,674	—	—	2,894,674
Consumer staples	2,970,809	—	—	2,970,809
Health care	5,776,055	—	—	5,776,055
Financials	4,503,840	—	—	4,503,840
Information technology	4,326,677	—	—	4,326,677
Telecommunication services	2,575,244	—	—	2,575,244
Utilities	2,145,538	—	—	2,145,538
Miscellaneous	359,941	—	—	359,941
Preferred securities	11,869	—	—	11,869
Convertible stocks	30,030	—	—	30,030
Bonds, notes & other debt instruments	—	961,411	—	961,411
Short-term securities	—	3,588,600	—	3,588,600
Total	$34,791,907	$4,550,011	$—	$39,341,918

American Mutual Fund — Page 7 of 8

unaudited
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,051,929
Gross unrealized depreciation on investment securities	(327,583)
Net unrealized appreciation on investment securities	10,724,346
Cost of investment securities	28,617,572
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-003-0916O-S54089	American Mutual Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By _/s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: September 28, 2016

By _/s/ Kimberley Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: September 28, 2016